Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Income tax [line items]
Temporary differences associated with investments in subsidiaries		$ 2,600,000
Applicable tax rate		27.00%	27.00%
Global minimum income tax expense for the current period		$ 113,505
Cayman Island Subsidiaries [Member]
Income tax [line items]
Applicable tax rate		0.00%
Global minimum income tax expense for the current period		$ 114,000
Global minimum tax rate	15.00%